Prepayments - Schedule of Prepaid Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses tables [abstract]
Prepaid commissions	[1]	$ 41,727	$ 27,991
Prepaid compensations clients		13,768	37,130
Advance payments on operating aircraft leases		70	12,470
Premiums for insurance policies		4,716	2,401
Other		8,731	19,872
Total		$ 69,012	$ 99,864

[1]	Advance payment made to IATA for service charges made by airlines. This is mainly the case with Airlines that belong to Star Alliance for the accumulation of miles, use of VIP lounges and Reservation Systems, Travelport Global Distribution System B.V., Services of Bolivian Airports, S.A., United Airlines Inc.